Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Leases
Rent expense recorded under all operating leases is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	165	173	160

Future minimum lease payments under non-cancelable rental and lease agreements which have initial or remaining terms in excess of one year are as follows:

As of December 31, 2012
Capital Leases
(In $ millions)
2013	43
2014	42
2015	40
2016	40
2017	40
Later years	288
Sublease income	—
Minimum lease commitments	493
Less amounts representing interest	(249)
Present value of net minimum lease obligations	244

As of December 31, 2012
Operating Leases
(In $ millions)
2013	49
2014	46
2015	40
2016	34
2017	22
Later years	116
Sublease income	(21)
Minimum lease commitments	286

The Company expects that, in the normal course of business, leases that expire will be renewed or replaced by other leases.